Partners' Capital and Distributions (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended
	Aug. 14, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 11, 2013	Feb. 13, 2015	Jan. 02, 2015	Feb. 17, 2015	Jun. 19, 2014	Dec. 11, 2013
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership general partner interest		2.00%
Percentage of limited partner voting interest required to remove general partner		66.66%
Common units issued to public	4,750,000			0
Proceeds from common L.P. unit issuance, net of offering costs	$ 152,500,000	$ 0	$ 210,226,000	$ 0
Equity issuance costs	6,400,000
Share Price		$ 45.45
Contributions from general partner	3,242,000	21,547,000	28,640,000	12,230,000
Subordinated Unitholders [Member]
Investments in and Advances to Affiliates [Line Items]
Common units issued to public			0
Units issued in private placement			0
Common Units Public [Member]
Investments in and Advances to Affiliates [Line Items]
Common units issued to public			4,750,000
Units issued in private placement			2,000,000
Minimum Quarterly Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Quarterly distribution per unit target amount (in dollars per share)		$ 0.3625
Marginal percentage interest in distributions		0.00%
Minimum Quarterly Distribution [Member] | Subordinated Unitholders [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		98.00%
Minimum Quarterly Distribution [Member] | Common unit [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		98.00%
Minimum Quarterly Distribution [Member] | General Partner Interest [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		2.00%
First Target Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		0.00%
First Target Distribution [Member] | Common unit [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		98.00%
First Target Distribution [Member] | General Partner Interest [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		2.00%
Second Target Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		13.00%
Second Target Distribution [Member] | Common unit [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		85.00%
Second Target Distribution [Member] | General Partner Interest [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		2.00%
Third Target Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		23.00%
Third Target Distribution [Member] | Common unit [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		75.00%
Third Target Distribution [Member] | General Partner Interest [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		2.00%
Thereafter [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		48.00%
Thereafter [Member] | Common unit [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		50.00%
Thereafter [Member] | General Partner Interest [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		2.00%
Cash Distribution [Member] | General Partner Interest [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		2.00%
Common Units [Member]
Investments in and Advances to Affiliates [Line Items]
Units issued in private placement					2,000,000
Share Price					$ 29.63				$ 49.49	$ 36.30
Proceeds from Issuance of Private Placement					59,300,000
Maximum [Member] | First Target Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Quarterly distribution per unit target amount (in dollars per share)		$ 0.416875
Maximum [Member] | Second Target Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Quarterly distribution per unit target amount (in dollars per share)		$ 0.453125
Maximum [Member] | Third Target Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Quarterly distribution per unit target amount (in dollars per share)		$ 0.54375
Maximum [Member] | Cash Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Marginal percentage interest in distributions		48.00%
Minimum [Member] | Second Target Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Quarterly distribution per unit target amount (in dollars per share)		$ 0.416875
Minimum [Member] | Third Target Distribution [Member]
Investments in and Advances to Affiliates [Line Items]
Quarterly distribution per unit target amount (in dollars per share)		$ 0.453125
Minimum [Member] | Thereafter [Member]
Investments in and Advances to Affiliates [Line Items]
Quarterly distribution per unit target amount (in dollars per share)		$ 0.54375
Subsequent Event [Member]
Investments in and Advances to Affiliates [Line Items]
Common units issued to public						2,300,000
Proceeds from common L.P. unit issuance, net of offering costs						$ 89,100,000
Subsequent Event [Member] | Common Class A [Member]
Investments in and Advances to Affiliates [Line Items]
Limited partners' capital account, units converted to common							3,750,000
Subsequent Event [Member] | Subordinated Units [Member]
Investments in and Advances to Affiliates [Line Items]
Limited partners' capital account, units converted to common								8,389,709
SemCrude Pipeline [Member] | Initial Acquisition of 33% Interest in SemCrude Pipeline [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership percentage					33.00%
Glass Mountain Pipeline Llc [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership percentage		50.00%
Glass Mountain Pipeline Llc [Member] | Subsequent Event [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership percentage		50.00%